CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investing activities
Other cash flows from investing activities		$ 0	$ 0	$ (1)
Financing activities
Proceeds from borrowings net of fees paid	[1]	971	955	194
Repayment of borrowings	[2]	1,296	1,333	951
Net increase / (decrease) in cash and cash equivalents		14	(179)	(1,271)
Cash and cash equivalents at beginning of period		1,689
Cash and cash equivalents at end of period		1,732	1,689
Repayment of debt	[2]	(1,296)	(1,333)	(951)
Veon Ltd.
Operating activities
Net cash flows from operating activities		(41)	(80)	(104)
Investing activities
Receipt of capital surplus from a subsidiary		0	0	0
Other cash flows from investing activities		(3)	4	2
Net cash flows used in investing activities		(3)	4	2
Financing activities
Proceeds from borrowings net of fees paid		59	88	100
Repayment of borrowings		13	16	0
Net cash flows generated from financing activities		46	72	100
Net increase / (decrease) in cash and cash equivalents		2	(4)	(2)
Cash and cash equivalents at beginning of period		0	4	6
Cash and cash equivalents at end of period		2	0	4
Repayment of debt		$ (13)	$ (16)	$ 0

[1]	* Fees paid in 2025 for borrowings were US$9 (2024: US$9, 2023: US$18).
[2]	*** Certain prior period comparatives have been represented to conform with the current year presentation.